Average Annual Total Returns{- Fidelity® Telecom and Utilities Fund} - 01.31 Fidelity Telecom and Utilities Fund PRO-07 - Fidelity® Telecom and Utilities Fund	Fidelity Telecom and Utilities Fund-Default Return Before Taxes Past 1 year	Fidelity Telecom and Utilities Fund-Default Return Before Taxes Past 5 years	Fidelity Telecom and Utilities Fund-Default Return Before Taxes Past 10 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions Past 10 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Telecom and Utilities Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	RS018 Past 1 year	RS018 Past 5 years	RS018 Past 10 years
Total	7.20%	9.10%	9.89%	5.88%	7.50%	8.71%	5.14%	6.97%	7.92%	28.71%	18.47%	16.55%	8.19%	7.26%	9.28%